Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount of hedging instrument	$ 5,617,622
Maturity date beyond December 31, 2021 [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	2,417,715
Hedging instrument [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	300,985	$ 301,132
Hedging instrument [member] | Maturity date beyond December 31, 2021 [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	120,684	$ 95,541
Hedging instrument [member] | Derivatives [member] | Maturity date beyond December 31, 2021 [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	9,000
Hedging instrument [member] | Derivatives [member] | Maturity date beyond June 30, 2023 [member]
Disclosure of financial assets [line items]
Notional amount of hedging instrument	$ 39,000